Members' Equity (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 26, 2016	Jul. 31, 2016	Feb. 29, 2016	Oct. 31, 2015	Dec. 31, 2014
Members' Equity (Textual)
Common unit, authorized						10,000,000
Common unit, issued							3,117
Common unit, outstanding							3,117
Titan El Toro, LLC [Member]
Members' Equity (Textual)
Other liabilities	$ 942,000
Amounts of junior bridge notes	$ 942,000
Titan CNG, LLC [Member]
Members' Equity (Textual)
Common unit, issued	64,387
Class A Membership Units [Member]
Members' Equity (Textual)
Common unit, issued			3,750		5,000
Common unit, outstanding	38,608
Class A Membership Units [Member] | Titan El Toro, LLC [Member]
Members' Equity (Textual)
Membership interests in exchange for units	10,892
Class A Membership Units [Member] | Titan CNG, LLC [Member]
Members' Equity (Textual)
Common unit, issued					3,359
Senior Bridge Notes [Member]
Members' Equity (Textual)
Common unit, issued				3,359	16,791
Additional Senior Bridge Notes [Member]
Members' Equity (Textual)
Common unit, issued		3,750		5,000
SBA loan [Member]
Members' Equity (Textual)
Common unit, issued	35,491